WARRANTS (Details 1)	12 Months Ended
Jun. 30, 2019 $ / shares
Warrant One
Statement Line Items [Line Items]
Stock price	$ 0.10
Risk-free interest rate	1.41%
Expected life	2 years
Estimated volatility in the market price of the common shares	214.00%
Dividend yield	0.00%
Warrant Two
Statement Line Items [Line Items]
Stock price	$ 0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155.00%
Dividend yield	0.00%
Warrant Three
Statement Line Items [Line Items]
Stock price	$ 0.10
Risk-free interest rate	1.41%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	155.00%
Dividend yield	0.00%
Warrant Four
Statement Line Items [Line Items]
Stock price	$ 1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173.00%
Dividend yield	0.00%
Warrant Five
Statement Line Items [Line Items]
Stock price	$ 1.14
Risk-free interest rate	1.83%
Expected life	2 years
Estimated volatility in the market price of the common shares	173.00%
Dividend yield	0.00%
Warrant Six
Statement Line Items [Line Items]
Stock price	$ 1.42
Risk-free interest rate	1.75%
Expected life	1.5 years
Estimated volatility in the market price of the common shares	129.00%
Dividend yield	0.00%
Warrant Seven
Statement Line Items [Line Items]
Stock price	$ 1.35
Risk-free interest rate	2.27%
Expected life	2 years
Estimated volatility in the market price of the common shares	126.00%
Dividend yield	0.00%
Warrant Eight
Statement Line Items [Line Items]
Stock price	$ 1.05
Risk-free interest rate	2.25%
Expected life	2 years
Estimated volatility in the market price of the common shares	124.00%
Dividend yield	0.00%
Warrant Nine
Statement Line Items [Line Items]
Stock price	$ 1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215.00%
Dividend yield	0.00%
Warrant Ten
Statement Line Items [Line Items]
Stock price	$ 1.30
Risk-free interest rate	2.41%
Expected life	4 years
Estimated volatility in the market price of the common shares	215.00%
Dividend yield	0.00%
Warrant Eleven
Statement Line Items [Line Items]
Stock price	$ 1.06
Risk-free interest rate	2.14%
Expected life	2 years
Estimated volatility in the market price of the common shares	116.00%
Dividend yield	0.00%
Warrant Twelve
Statement Line Items [Line Items]
Stock price	$ .95
Risk-free interest rate	1.83%
Expected life	3 years
Estimated volatility in the market price of the common shares	152.00%
Dividend yield	0.00%